CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings (deficit) USD ($)	Retained earnings (deficit) CNY	Equity attributable to The9 limited USD ($)	Equity attributable to The9 limited CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY
Beginning Balance at Dec. 31, 2009		2,013,449,601		2,051,712		2,069,616,975		28,071,982		0		(88,364,685)		2,011,375,984		2,073,617
Beginning Balance (in shares) at Dec. 31, 2009				25,121,645
Net loss		(518,710,723)		0		0		0		0		(499,611,594)		(499,611,594)		(19,099,129)
Unrealized loss on available -for-sales investment		0
Currency translation adjustments		(2,511,883)								(2,096,698)				(2,096,698)		(415,185)
Comprehensive loss		(521,222,606)												(501,708,292)		(19,514,314)
Recognition of noncontrolling interest from an acquisition		15,417,870		0		0		0		0		0		0		15,417,870
Issuance of ordinary shares from stock option exercise (in shares)				2,502
Issuance of ordinary shares from stock option exercise		85,004		166		84,838		0		0		0		85,004		0
Employee share based compensation		30,179,917		0		27,864,312		0		0		0		27,864,312		2,315,605
Purchase of shares of a subsidiary from holders of noncontrolling interest		(598,739)		0		523,586		0		0		0		523,586		(1,122,325)
Dissolution of two VIEs		(2,100,946)		0		0		0		0		0		0		(2,100,946)
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(6,981,392)		0		0		0		(6,981,392)		6,981,392
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		6,666		0		5,564		0		0		0		5,564		1,102
Ending Balance at Dec. 31, 2010		1,535,216,767		2,051,878		2,091,113,883		28,071,982		(2,096,698)		(587,976,279)		1,531,164,766		4,052,001
Ending Balance (in shares) at Dec. 31, 2010				25,124,147
Net loss		(313,175,960)		0		0		0		0		(284,329,931)		(284,329,931)		(28,846,029)
Unrealized loss on available -for-sales investment		0
Currency translation adjustments		(4,304,857)		0		0		0		(3,871,358)		0		(3,871,358)		(433,499)
Comprehensive loss		(317,480,817)												(288,201,289)		(29,279,528)
Issuance of noncontrolling interest		2,395,000		0		0		0		0		0		0		2,395,000
Issuance of ordinary shares from stock option exercise (in shares)				61,474
Issuance of ordinary shares from stock option exercise		716,873		3,920		712,953		0		0		0		716,873		0
Repurchase and retirement of ADSs (in shares)				(728,816)
Repurchase and retirement of ADSs		(21,087,153)		(59,431)		(21,027,722)		0		0		0		(21,087,153)		0
Employee share based compensation		53,271,520		0		51,358,820		0		0		0		51,358,820		1,912,700
Purchase of shares of a subsidiary from holders of noncontrolling interest (in shares)				0
Purchase of shares of a subsidiary from holders of noncontrolling interest		(1,205,640)		0		1,565,749		0		0		0		1,565,749		(2,771,389)
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(12,741,104)		0		0		0		(12,741,104)		12,741,104
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		4,619		0		4,044		0		0		0		4,044		575
Ending Balance at Dec. 31, 2011		1,251,831,169		1,996,367		2,110,986,623		28,071,982		(5,968,056)		(872,306,210)		1,262,780,706		(10,949,537)
Ending Balance (in shares) at Dec. 31, 2011				24,456,805
Net loss	(89,858,289)	(559,826,125)		0		0		0		0		(514,002,092)		(514,002,092)		(45,824,033)
Unrealized loss on available -for-sales investment	(9,085)	(56,600)		0		0		0		(56,600)		0		(56,600)		0
Currency translation adjustments	(157,254)	(979,709)		0		0		0		(686,315)		0		(686,315)		(293,394)
Comprehensive loss	(90,024,628)	(560,862,434)												(514,745,007)		(46,117,427)
Issuance of ordinary shares from stock option exercise (in shares)				68,321
Issuance of ordinary shares from stock option exercise		917,622		4,325		913,297		0		0		0		917,622		0
Repurchase and retirement of ADSs (in shares)				(40,492)
Repurchase and retirement of ADSs		(839,541)		(3,302)		(836,239)		0		0		0		(839,541)		0
Employee share based compensation		37,378,374		0		33,415,941		0		0		0		33,415,941		3,962,433
Purchase of shares of a subsidiary from holders of noncontrolling interest						0
Change in equity interest attributable to noncontrolling interest		0		0		3,933,247		0		0		0		3,933,247		(3,933,247)
Termination of contractual arrangements with R&D VIEs		20,782,431		0		0		0		0		0		0		20,782,431
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		3,923		0		3,265		0		0		0		3,265		658
Ending Balance at Dec. 31, 2012	$ 120,256,744	749,211,544	$ 320,603	1,997,390	$ 344,844,566	2,148,416,134	$ 4,505,864	28,071,982	$ (1,077,185)	(6,710,971)	$ (222,517,825)	(1,386,308,302)	$ 126,076,023	785,466,233	$ (5,819,279)	(36,254,689)
Ending Balance (in shares) at Dec. 31, 2012			24,484,634